Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 01, 2025 CNY (¥)	Dec. 01, 2025 USD ($)
Convenience translation rate per US$1.00	6.9931				6.9931
Advertising expenditures	¥ 3,385,000	$ 484,000	¥ 3,645,000	¥ 2,918,000
Multi-employer defined contribution plan expenses	23,989,000	3,430,000	15,751,000	13,298,000
Shipping and handling costs	160,827,000	22,998,000	176,206,000	42,115,000
Inventory write down	1,482,000	212,000	921,000	460,000
Gain (loss) on disposal of property plant equipment	(34,000)	(5,000)	(682,000)	(138,000)
Indefinite lived intangible assets			0			¥ 0
Appropriation of reserves	1,530,000	$ 219,000	533,000	48,000
Dividends	0		0	0
Right of use asset	¥ 1,363,000		60,590,000	9,127,000			$ 195,000
Short Term Lease Term	12 months	12 months
Weighted average remaining lease terms of the right of use asset	12 years				12 years
Weighted average incremental borrowing rate	4.20%				4.20%
Operating lease cost	¥ 15,642,000	$ 2,237,000	11,227,000	11,527,000
Short term lease cost	118,000	17,000	100,000	172,000
Cash paid for operating leases	11,024,000	1,576,000	7,383,000	6,877,000
Other operating income (expense), net	10,400,000	1,487,000	29,869,000	6,233,000
Other Operating Income	1,983,000	284,000
Foreign Exchange Forward [Member]
Derivative, Notional Amount	30,000,000		31,215,000		$ 4,290,000
Unrealized Gain (Loss) on Derivatives	¥ 314,000	$ 45,000	8,000
General Reserve Fund [Member]
Percentage of reserve appropriation net of tax	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Statutory Surplus Reserve Fund [Member]
Percentage of reserve appropriation net of tax	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Third Party [Member]
Proceeds from Short-Term Debt	¥ 90,000,000
Cost of Sales [Member]
Inventory write down	1,482,000	$ 212,000	921,000	460,000
Other Expense [Member]
Gain (loss) on disposal of property plant equipment	34,000	5	682,000	138,000
General and administrative expenses [Member]
Allowance for credit loss on accounts receivable contract with customer assets loan receivables and other receivables incurred during the period	7,938,000	1,135,000	12,790,000	13,691,000
Shipping and Handling [Member]
Shipping and handling costs	¥ 1,208,000	$ 173,000	¥ 2,438,000	¥ 1,427,000